Gains or losses on non-current assets held for sale not classified as discontinued operations	12 Months Ended
Dec. 31, 2017
Gains Or Losses On Non Current Assets Held For Sale Not Classified As Discontinued Operations [Abstract]
Gains or losses on non-current assets held for sale not classified as discontinued operations

50.   Gains or losses on non-current assets held for sale not classified as discontinued operations

The detail of Gains/(losses) on non-current assets held for sale not classified as discontinued operations is as follows:

	Millions of euros
Net balance	2017	2016	2015

Tangible assets	(195)	(141)	(171)
Impairment (Note 12)	(306)	(212)	(222)
Gain (loss) on sale	111	71	51
Other gains and other losses	(8)	—	(2)
	(203)	(141)	(173)